Long-term Debt - Schedule of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Long-term debt:
Long-term debt	$ 2,450,633,000	$ 2,884,514,000
Deferred financing fees	(17,429,000)	(18,875,000)
Current portion	(257,800,000)	(314,817,000)
Long-term debt Non Current	2,192,833,000	2,569,697,000
Revolving Credit Facilities [Member]
Long-term debt:
Long-term debt	854,121,000	958,304,000
Term Loan Credit Facilities [Member]
Long-term debt:
Long-term debt	1,196,016,000	1,600,085,000
Senior Unsecured Notes [Member]
Long-term debt:
Long-term debt	$ 417,925,000	$ 345,000,000